OTHER NON-OPERATING GAIN / (LOSS) (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-Operating Gain (Loss)
Schedule of other non-operating gains / (losses)
Other non-operating gains / (losses), net consisted of the following for the years ended December 31:

	2023	2022	2021*

Ineffective portion of hedging activities	—	—	3
Change of fair value of other derivatives	(1)	10	(4)
Gain from money market funds	75	29	7
Loss from other financial assets	(48)	—	—
Other (losses) / gains	(6)	(30)	20
Other non-operating gain / (loss), net	20	9	26
*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).